Other disclosures - Schedule of financial liabilities measured at other than fair value (Details) - EUR (€) € in Millions	Dec. 31, 2023	Dec. 31, 2022	Dec. 31, 2021	Dec. 31, 2020
Disclosure of fair value measurement of liabilities [line items]
Other financial liabilities	€ 40,187	€ 37,059	€ 29,873
Carrying amount
Disclosure of fair value measurement of liabilities [line items]
Financial liabilities	1,428,516	1,386,799	1,319,296
Fair value
Disclosure of fair value measurement of liabilities [line items]
Financial liabilities, at fair value	1,423,165	1,372,109	1,323,573
Other financial liabilities	40,187	37,059	29,873
Level 1 | Fair value
Disclosure of fair value measurement of liabilities [line items]
Financial liabilities, at fair value	136,109	106,169	109,346
Level 2
Disclosure of fair value measurement of liabilities [line items]
Financial liabilities, at fair value	166,542	163,733	103,807
Level 2 | Fair value
Disclosure of fair value measurement of liabilities [line items]
Financial liabilities, at fair value	389,003	383,640	401,647
Level 3
Disclosure of fair value measurement of liabilities [line items]
Financial liabilities, at fair value	1,227	925	629	€ 905
Level 3 | Fair value
Disclosure of fair value measurement of liabilities [line items]
Financial liabilities, at fair value	898,053	882,300	812,580
Deposits | Carrying amount
Disclosure of fair value measurement of liabilities [line items]
Financial liabilities	1,125,308	1,111,887	1,078,587
Deposits | Fair value
Disclosure of fair value measurement of liabilities [line items]
Financial liabilities, at fair value	1,124,373	1,108,918	1,076,876
Deposits | Level 1 | Fair value
Disclosure of fair value measurement of liabilities [line items]
Financial liabilities, at fair value	0	0	0
Deposits | Level 2 | Fair value
Disclosure of fair value measurement of liabilities [line items]
Financial liabilities, at fair value	263,428	258,701	286,613
Deposits | Level 3 | Fair value
Disclosure of fair value measurement of liabilities [line items]
Financial liabilities, at fair value	860,945	850,217	790,263
Debt securities | Carrying amount
Disclosure of fair value measurement of liabilities [line items]
Financial liabilities	303,208	274,912	240,709
Debt securities | Fair value
Disclosure of fair value measurement of liabilities [line items]
Financial liabilities, at fair value	298,792	263,191	246,697
Debt securities | Level 1 | Fair value
Disclosure of fair value measurement of liabilities [line items]
Financial liabilities, at fair value	136,109	106,169	109,346
Debt securities | Level 2 | Fair value
Disclosure of fair value measurement of liabilities [line items]
Financial liabilities, at fair value	125,575	124,939	115,034
Debt securities | Level 3 | Fair value
Disclosure of fair value measurement of liabilities [line items]
Financial liabilities, at fair value	€ 37,108	€ 32,083	€ 22,317